CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 124,184	781,601	1,060,067
Restricted cash	238	1,500	1,275
Short-term investments			100,000
Accounts receivable, net of allowance of RMB778 and RMB1,445 in 2010 and 2011, respectively	5,945	37,416	21,536
Amount due from related parties			3,267
Prepaid rent	36,239	228,087	152,267
Inventories	4,962	31,232	18,290
Other current assets	8,559	53,862	40,177
Deferred tax assets	6,374	40,119	17,940
Total current assets	186,501	1,173,817	1,414,819
Property and equipment, net	332,988	2,095,794	1,422,432
Intangible assets, net	11,087	69,779	57,348
Goodwill	6,758	42,536	41,373
Other assets	16,215	102,056	79,953
Deferred tax assets	6,509	40,968	28,155
Total assets	560,058	3,524,950	3,044,080
Current liabilities:
Accounts payable	66,351	417,605	283,203
Amounts due to related parties	164	1,030	855
Salary and welfare payable	12,753	80,266	57,638
Deferred revenue	21,950	138,148	68,599
Accrued expenses and other current liabilities	22,585	142,146	148,926
Income tax payable	2,248	14,148	15,121
Total current liabilities	126,051	793,343	574,342
Deferred rent	52,396	329,774	237,427
Deferred revenue	11,392	71,698	48,445
Other long-term liabilities	9,782	61,574	46,619
Deferred tax liabilities	2,014	12,677	11,937
Total liabilities	201,635	1,269,066	918,770
Commitments and contingencies (Note 17)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 241,151,755 and 242,604,223 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	28	179	178
Additional paid-in capital	349,538	2,199,954	2,168,364
Retained earnings (Accumulated deficit)	13,525	85,127	(29,705)
Accumulated other comprehensive loss	(6,223)	(39,166)	(22,703)
Total China Lodging Group, Limited shareholders' equity	356,868	2,246,094	2,116,134
Noncontrolling interest	1,555	9,790	9,176
Total equity	358,423	2,255,884	2,125,310
TOTAL LIABILITIES AND EQUITY	$ 560,058	3,524,950	3,044,080